INVESTMENT IN UNCONSOLIDATED AFFILIATES (Tables)	12 Months Ended
Dec. 31, 2011
INVESTMENT IN UNCONSOLIDATED AFFILIATES
Schedule of ownership percentage and investment in unconsolidated affiliates

	December 31,
	2011	2010
Equity Method:
Sasol-Huntsman GmbH and Co. KG (50%)(1)	$-	$44
Louisiana Pigment Company, L.P. (50%)	90	98
BASF Huntsman Shanghai Isocyanate Investment BV (50%)(2)	79	65
International Polyurethanes Investments B.V. (45%)	17	16
Jurong Ningwu New Materials Development Co., Ltd. (30%)	10	5
Others	1	1

Total equity method investments	197	229
Cost Method:
International Diol Company (4.35%)	5	5

Total investments	$202	$234

(1)
We began consolidating Sasol-Huntsman as of April 1, 2011. See "Note 7. Variable Interest Entities."

(2)
We own 50% of BASF Huntsman Shanghai Isocyanate Investment BV. BASF Huntsman Shanghai Isocyanate Investment BV owns a 70% interest in SLIC, thus giving us an indirect 35% interest in SLIC.

Sasol Huntsman GmbH and Co. KG
Investment in unconsolidated affiliates
Summarized applicable financial information of unconsolidated affiliates

	2011		2010	2009
Current assets	$-		$55
Noncurrent assets	-		123
Current liabilities	-		22
Noncurrent liabilities	-		83
Revenues	40	(1)	108	$68
Gross profit	7	(1)	14	9
Net income	(2)	(1)	10	3
(1)
Represents activity for the period from January 1, 2011 to the date of consolidation on April 1, 2011.

Others
Investment in unconsolidated affiliates
Summarized applicable financial information of unconsolidated affiliates

	2011	2010	2009
Assets	$621	$722
Liabilities	285	306
Revenues	954	936	$593
Net income	22	10	3